LONG-TERM INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
LONG-TERM INVESTMENTS
Schedule of long-term investments

	As at December 31,
	2023	2024	2024
	RMB	RMB	US$
Equity investments without readily determinable fair value	51,624	28,699	3,932
Equity method investments	324,163	428,842	58,751
Available-for-sale debt securities	18,924	14,625	2,004
Less: Impairment loss	—	—	—
Total	394,711	472,166	64,687

Schedule of equity investments without readily determinable fair value

		Equity interest owned by the
		Group
		As at December 31,
	Note	2023		2024
		RMB		RMB
Allcure Information	i)	22,160	9.6%	22,160	9.6%
Concord Healthcare Singapore Pte. Ltd.	ii)	22,925	8.73%	—	0.00%
Legion Healthcare Partners LLC	iii)	6,439	5.83%	6,439	5.83%
Beijing He Xu elderly Care Service Co., Ltd.	iv)	100	4.00%	100	4.00%
Total		51,624		28,699
i)	20% equity interest of Allcure Information was obtained in 2015. During year ended December 31, 2018 Allcure Information issued new shares to other investors and diluted the share ownership of the Group to 9.6%. As of December 31, 2023 and 2024, the share ownership of the Group remained 9.6%. As of December 31, 2023 and 2024, no impairment was recorded for the investment.
ii)	The balance represented interests in CHS, the investment was accounted for using measurement alternative. In December 2023, the Group entered into a shares transfer agreement with a third party to sell all the shares it held in CHS with the consideration of RMB 27,664 (US$3,790), and the disposal transaction was completed on January 5, 2024.
iii)	In March, 2021, the Group obtained the 5.83% equity interest of Legion Healthcare Partners LLC through purchase. As of December 31, 2023 and 2024, the share ownership of the Group remained 5.83%. As of December 31, 2023 and 2024, no impairment was recorded for the investment.
iv)	In August, 2023, the Group obtained the 4.0% equity interest of Beijing He Xu elderly Care Service Co., LTD through equity purchase. As of December 31, 2024, the share ownership of the Group remained 4.0% and no impairment was recorded for the investment.

Schedule of equity method investments

		Equity interest owned by the
		Group
		as at December 31,
	Notes	2023		2024
		RMB		RMB
Xi’an JiangyuanAndike Ltd. (“JYADK”)		14,925	29.70%	16,440	29.70%
Suzhou Shengshan Huiying Venture Capital Investment LLP. (“Suzhou Shengshan”)	i)	9,413	5.15%	5,198	5.15%
Zhejiang Marine Leasing Ltd.	ii)	189,676	20.00%	196,488	20.00%
Guangdong Hengjian Proton Medical Industry Co., Ltd. (“Guangdong Hengjian”)	iii)	86,185	14.20%	85,781	14.20%
Shanghai Xinhe Enterprise Management Center (Limited Partnership) (“Shanghai Xinhe”)	iv)	22,448	72.23%	22,448	72.73%
Shanghai Changshengshu Management Co. Ltd. (“Shanghai Changshengshu”)	v)	1,216	20.00%	663	20.00%
Guangzhou Yicheng Biological Immune Technology Co. Ltd. (“Guangzhou Yicheng”)	vi)	300	30.00%	178	30.00%
Hebei CSPC Concord Hospital Management Co., LTD.(“Hebei CSPC Concord”)	vii)	—		101,646	51.00%
Total		324,163		428,842
i)	In 2017, the Group entered into a partnership agreement to subscribe for 8.13% interest in Suzhou Shengshan, a partnership engaged in equity and capital investment, with a subscription amount of RMB10,000. In 2018 and 2019, with the subscribed capital injection from new investors, the equity interest that the Group shared in Suzhou Shengshan was diluted to 5.41% and 5.15% respectively as of December 31, 2018 2019 and 2020. As of December 31, 2023 and 2024, the percentage the Group held remained unchanged. According to the partnership agreement, the Group acts as a limited partner and has significant influence over Suzhou Shengshan’s daily operation due to it’s agreed that all issue of operation and management shall be subject to the unanimous consent of all partners. The Group received distribution from Suzhou Shengshan in the amount of RMB4,022 and nil in 2023 and 2024, respectively.
ii)	On February 28, 2019, China Medical Service Holdings Ltd. (HK), a subsidiary of the Group, entered into a shares purchase agreement with Merge Limited to purchase 20% equity interests of Zhejiang Marine. As the Group held 20% equity share and had the ability to exercise significant influence over the Zhejiang Marine, the Group applied the equity method of accounting to the investment. The registration change was completed on June 10, 2020 and Zhejiang Marine became an associate company of the Group since then. The Group received dividends from Zhejiang Marine in the amount of RMB8,000 and RMB10,000 (US$1,370) in 2023 and 2024, respectively. The total book value of the Group’s long-term investments pledged to secure other borrowings as of December 31, 2023 and 2024 was RMB189,676 and RMB196,487 (US$26,919) (note 19), respectively.

iii)	In December 2020, Aohua Technology, a subsidiary of the Group, entered into a capital increase agreement with Guangdong Hengjian and the original shareholders of Guangdong Hengjian to obtain 37.21% shares of Guangdong Hengjian with the consideration amount of RMB 346,748. The registration change was completed on January 13, 2021, and as of December 31, 2023 and 2024, RMB 86,649 has been paid, which takes 14.20% shares. The Group has significant influence over Guangdong Hengjian due to the Group was entitled to delegate 2 out of 5 directors in the board and participated in policy-making processes of Guangdong Hengjian.
iv)	In March 2022, Shanghai Medstar, a subsidiary of the Group, establish Shanghai Xinhe with Shanghai Xinfu Enterprise Management Center (Limited Partnership), and acted as a limited partner. The Group obtained 99.99% shares of Shanghai Xinhe in the consideration of 2.05% shares in MHM, the carrying value of which was RMB 45,115. The Group cannot consolidate Shanghai Xinhe as neither Shanghai Xinhe is a VIE nor the Group owns a majority kick-out right in Shanghai Xinhe. The Group has significant influence over Shanghai Xinhe derived from 99.99% ownership from the initial recognition. In 2023, Shanghai Medstar entered into a share transfer agreement with Shanghai Linen International Trading Co. Ltd. (“Shanghai Linen”), in which Shanghai Medstar hereby transferred partial of Shanghai Medstar’s shares and related rights, interests and obligations in Shanghai Xinhe to Shanghai Linen with the consideration of RMB60,000. The consideration has been received as of December 31, 2023. After this transfer, Shanghai Medstar holds 72.73% of the shares of Shanghai Xinhe. As of December 31, 2024, the percentage the Group held remained unchanged.
v)	In October 2022, SH MZJH, a subsidiary of the Group, entered into a capital increase agreement with Shanghai Changshengshu to purchase 20% equity interests of Shanghai Changshengshu with the consideration amount of RMB 2,000. The Group has significant influence over Shanghai Changshengshu due to the voting power from shareholder to the policy-making processes of Shanghai Changshengshu. As of December 31, 2023 and 2024, the percentage the Group held remained unchanged.
vi)	In December 2022, GCMTIC, a subsidiary of the Group, entered into a capital purchase agreement with Guangzhou Yicheng to purchase 30% equity interests of Guangzhou Yicheng with the consideration amount of RMB 300. The Group has significant influence over Guangzhou Yicheng due to the Group was entitled to delegate 1 out of 3 directors in the board and participated in policy-making processes of Guangzhou Yicheng. As of December 31, 2023 and 2024, the percentage the Group held remained unchanged.
vii)	In September 2023, Concord Healthcare Group Co., Ltd. (a subsidiary of the Group) approved a board resolution to establish a joint venture hospital with CSPC Pharmaceutical Group Limited (“CSPC”), subsequently founding Hebei CSPC Concord Hospital Management Co., LTD. (“Hebei CSPC Concord”) in January 2024. The Group invested RMB 102 million (US$ 14 million) in the joint venture for a 51% equity interests. However, as the shareholders’ agreement requires unanimous approval from both CSPC and the Group for all major decisions, the Group maintains significant influence over but does not control Hebei CSPC Concord. As of December 31, 2024, the Group retained its 51% equity interests in Hebei CSPC Concord.

Schedule of available-for-sale debt securities

	As at December 31, 2024
		Redemption	Redemption Notice
	Fair value	Frequency	Period
	RMB
Private equity funds	14,625	Annually	5-9 days
	14,625